Intangible assets, net (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 USD ($)	Dec. 31, 2014 Brand name CNY	Dec. 31, 2013 Brand name CNY	Dec. 31, 2014 Customer relationships CNY	Dec. 31, 2013 Customer relationships CNY	Dec. 31, 2014 Source code CNY	Dec. 31, 2013 Source code CNY	Dec. 31, 2014 Domain names CNY	Dec. 31, 2013 Domain names CNY
Intangible assets, net
Gross Carrying Amount	5,016	5,016			2,141	2,141	1,637	1,637	933	933	305	305
Less: accumulated amortization	(1,406)	(741)
Intangible assets, net	3,610	4,275		582
Amortization expenses	665	599	142
Amortization expenses for future periods
2015	665
2016	665
2017	612
2018	338
2019	338
Thereafter	992
Intangible assets, net	3,610	4,275		582
Impairment of intangible assets	0	0	0